Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 34,678,000
Previously Paid Amount	0.00
Total Fee Amount	4,789.03
Total Offset Amount	0.00
Net Fee	4,789.03
Narrative - Max Aggregate Offering Price	$ 34,678,000
Final Prospectus	true